MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Interest in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gogoro Inc. | Gogoro Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | Gogoro Network
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | Gogoro Network Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | GoShare Pte. Ltd. (iii)
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | Gogoro Network Infrastructure Pte. Ltd. (Note ii)
Disclosure of subsidiaries [line items]
% of Ownership	0.00%	100.00%
Gogoro Inc. | GoShare Taiwan Limited (Note iii)
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	0.00%
Gogoro Taiwan Limited | Gogoro Taiwan Sales and Services Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Taiwan Limited | GoPocket Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Taiwan Limited | Gogoro Singapore Holding Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network Pte. Ltd. | Gogoro B.V. (Note i)
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network Pte. Ltd. | Gogoro Network B.V.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network Pte. Ltd. | Gogoro India Private Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
GoShare Pte. Ltd. (iii) | GoShare Taiwan Limited (Note iii)
Disclosure of subsidiaries [line items]
% of Ownership	0.00%	100.00%
Gogoro Singapore Holding Pte. Ltd. | Gogoro Europe Sales and Services B.V. (Note i)
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Singapore Holding Pte. Ltd. | Rui Yi Trading (Shanghai) Limited (Note i)
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%